Decommissioning liability	12 Months Ended
Dec. 31, 2017
Disclosure of the decommissioning liability [Abstract]
Disclosure of the decommissioning liability [text block]
11.	Decommissioning liability

The Corporation’s decommissioning liability results from net ownership interests in natural gas and liquids assets including well sites, gathering systems and processing facilities, all of which will require future costs of decommissioning under environmental legislation. These costs are expected to be incurred between 2018 and 2077. A risk-free rate of 2.20% (December 31, 2016 – 2.34%) and an inflation factor of 2.0% (December 31, 2016 – 2.0%) were used to calculate the fair value of the decommissioning liability at December 31, 2017. A reconciliation of the decommissioning liability is provided below:

	Year ended	Year ended
	December 31, 2017	December 31, 2016
Balance, beginning of year	$40,992	$44,575
Accretion expense	951	915
Property acquisitions	751	-
Liabilities incurred	2,175	2,193
Change in estimates	(2,665)	(1,165)
Effect of change in risk-free rate and inflation rate factor	5,899	(3,669)
Liabilities settled	(1,190)	(1,857)
Balance, end of year	$46,913	$40,992